Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Financial Condition [Abstract]
Amortized cost on available-for-sale investment securities	$ 842,354	$ 1,527,183
Fair value of held-to-maturity	$ 487,023	$ 88,648
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock, shares authorized	100,000,000	100,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	300,000,000	300,000,000
Common Stock, shares issued	82,267,457	82,267,457
Common Stock, shares outstanding	80,292,707	80,717,553
Treasury Stock, shares	1,974,750	1,549,904